Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues, net	$ 21,711	$ 27,753	$ 28,457
Expenses:
Voyage related costs and commissions	(4,268)	(5,122)	(11,817)
Vessel operating expenses	(10,880)	(12,756)	(12,669)
General and administrative expenses	(2,378)	(2,407)	(2,404)
Management fees, related parties	(637)	(724)	(720)
Management fees, other	(819)	(930)	(930)
Amortization of special survey costs	(253)	(240)	(133)
Depreciation	(4,418)	(5,320)	(5,500)
Vessel impairment charge			(2,282)
Loss on vessel held-for-sale		(2,756)
Gain from the sale of vessel, net	7
Bad debt provisions		(26)	(13)
Operating loss	(1,935)	(2,528)	(8,011)
Other income / (expenses):
Gain from debt extinguishment			4,306
Loss from financial derivative instrument	(1)	(27)	(19)
Interest and finance costs, net	(4,964)	(5,775)	(4,490)
Total other expenses, net	(4,965)	(5,802)	(203)
Net loss	(6,900)	(8,330)	(8,214)
Dividend Series A Convertible Preferred Shares	(82)
Net loss attributable to common shareholders	$ (6,982)	$ (8,330)	$ (8,214)
Loss per common share, basic and diluted	$ (0.32)	$ (0.39)	$ (0.39)
Weighted average number of shares, basic and diluted	21,548,126	21,161,164	20,894,202